Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2023	$166,586
December 31, 2024	204,023
December 31, 2025	194,561
December 31, 2026	289,216
December 31, 2027	198,078
December 31, 2028 and thereafter	51,130
Total Long-term bank loans	$1,103,594
Unamortized loan issuance costs	(9,013)
Total Long-term bank loans, net	$1,094,581
Current portion of long-term bank loans	166,586
Long-term bank loans, net of current portion and unamortized loan issuance costs	927,995

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2020	2021	2022
Interest on financing agreements	$58,379	$45,453	$56,537
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	848	2,351	(10,044)
Amortization of debt (loan, lease & notes) issuance costs	7,815	6,511	4,918
Other bank and finance charges	2,513	1,721	1,167
Interest and finance costs	$69,555	$56,036	$52,578